Earnout Liabilities - Narrative (Details) $ / shares in Units, $ in Millions		6 Months Ended
	Jan. 25, 2022 USD ($) day $ / shares shares	Jun. 30, 2023 USD ($) day trading_day $ / shares shares	Dec. 31, 2022 shares
Earnout Liability [Line Items]
Expected number of shares(in shares) | shares		1,775,962	1,775,962
Forfeiture Earnout
Earnout Liability [Line Items]
Earnout period	5 years
Earnout period, trigger price (in usd per share)	$ 10.00
Adjustment period	30 days
Sponsor Earnout Liability | $	$ 6.1	$ 1.0
Forfeiture Earnout | Trigger Price Two
Earnout Liability [Line Items]
Earnout period, trigger price (in usd per share)	$ 15.00
Contingent consideration, threshold trading days | day	10
Contingent consideration, threshold non-consecutive trading days	20 days
Forfeiture Earnout | Common Class A
Earnout Liability [Line Items]
Contingent consideration escrow (in shares) | shares	310,127
CF V shares | Sponsor Earnout
Earnout Liability [Line Items]
Contingent consideration, threshold trading days | trading_day		10
Contingent consideration, threshold consecutive trading days | day		20
CF V shares | Sponsor Earnout | Trigger Price One
Earnout Liability [Line Items]
Earnout period, trigger price (in usd per share)		$ 12.50
CF V shares | Sponsor Earnout | Trigger Price Two
Earnout Liability [Line Items]
Earnout period, trigger price (in usd per share)		15.00
CF V shares | Sponsor Earnout | Trigger Price Three
Earnout Liability [Line Items]
Earnout period, trigger price (in usd per share)		$ 20.00
CF V shares | Sponsor Earnout | Common Class A
Earnout Liability [Line Items]
Earnout period	5 years
Contingent consideration (in shares) | shares		1,869,000
Percentage of forfeiture escrow shares retired and cancelled (as a percent)		30.00%